MARKET RISK BENEFITS - Schedule of Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Insurance [Abstract]
Asset	$ 1,167	$ 1,174
Liability	(4,751)	(4,536)
Net	$ (3,584)	$ (3,362)	$ (3,193)